Guarantor and Non-Guarantor Financial Statements	6 Months Ended
Jun. 30, 2014
Text Block [Abstract]
Guarantor and Non-Guarantor Financial Statements

NOTE 17 — GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

Certain of Holdings’ subsidiaries have guaranteed UCI International, Inc.’s obligations under the Senior Notes described in Note 8.

The condensed financial information that follows includes condensed financial statements for (a) Holdings, which is the parent of UCI International, Inc. and a guarantor of the Senior Notes, (b) UCI International, Inc., which is the issuer of the Senior Notes, (c) certain of the U.S. subsidiaries which guarantee the Senior Notes (the “Guarantor Subsidiaries”), (d) the non-U.S. subsidiaries and certain U.S. subsidiaries which do not guarantee the Senior Notes (the “Non-Guarantor Subsidiaries”), and (e) consolidated Holdings. Also included are consolidating entries, which principally consist of eliminations of investments in consolidated subsidiaries and intercompany balances and transactions.

Separate financial statements of the Guarantor Subsidiaries are not presented because their guarantees are full and unconditional and joint and several.

Condensed Consolidating Balance Sheet (Unaudited)

June 30, 2014

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Assets
Current assets
Cash and cash equivalents	$32,764	$—	$1	$3,026	$18,254	$11,483
Intercompany receivables - current	—	(238,544)	1,070	178,385	31,783	27,306
Accounts receivable, net	220,177	—	—	—	198,636	21,541
Related party receivables	22,213	—	—	—	22,213	—
Inventories	229,458	—	—	—	200,036	29,422
Deferred tax assets	31,083	—	—	1,466	28,128	1,489
Other current assets	32,604	—	—	2,516	23,182	6,906

Total current assets	568,299	(238,544)	1,071	185,393	522,232	98,147
Property, plant and equipment, net	175,307	—	—	—	128,781	46,526
Investment in subsidiaries	—	(914,958)	162,894	649,184	102,880	—
Goodwill	309,553	—	—	—	278,571	30,982
Other intangible assets, net	323,199	—	—	—	316,614	6,585
Intercompany receivables - non-current	—	(105,005)	100,000	—	5,005	—
Deferred financing costs, net	13,124	—	—	13,124	—	—
Other long-term assets	1,598	—	—	—	799	799

Total assets	$1,391,080	$(1,258,507)	$263,965	$847,701	$1,354,882	$183,039

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$157,202	$—	$—	$—	$129,122	$28,080
Current maturities of long-term debt	3,163	—	—	3,000	159	4
Related party payables	696	—	24	—	1	671
Intercompany payables - current	—	(238,544)	—	730	208,020	29,794
Product returns liability	41,275	—	—	—	40,986	289
Interest payable	13,081	—	—	13,081	—	—
Accrued expenses and other current liabilities	56,161	—	75	128	46,252	9,706

Total current liabilities	271,578	(238,544)	99	16,939	424,540	68,544
Long-term debt, less current maturities	686,488	—	—	686,029	431	28
Long-term related party payables	361	—	—	—	361	—
Pension and other post-retirement liabilities	59,995	—	—	—	59,186	809
Deferred tax liabilities	106,026	—	—	(18,161)	119,404	4,783
Intercompany payables - non-current	—	(105,005)	—	—	100,000	5,005
Other long-term liabilities	2,766	—	—	—	1,776	990
Total shareholder’s equity (deficit)	263,866	(914,958)	263,866	162,894	649,184	102,880

Total liabilities and shareholder’s equity (deficit)	$1,391,080	$(1,258,507)	$263,965	$847,701	$1,354,882	$183,039

Condensed Consolidating Balance Sheet

December 31, 2013

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Assets
Current assets
Cash and cash equivalents	$76,619	$—	$1	$3,026	$57,407	$16,185
Intercompany receivables - current	—	(237,446)	—	191,260	25,594	20,592
Accounts receivable, net	221,872	—	—	—	203,577	18,295
Related party receivables	17,179	—	—	—	17,179	—
Inventories, net	202,412	—	—	—	173,253	29,159
Deferred tax assets	30,256	—	—	1,456	27,887	913
Other current assets	22,776	—	—	2,156	14,619	6,001

Total current assets	571,114	(237,446)	1	197,898	519,516	91,145
Property, plant and equipment, net	168,772	—	—	—	125,462	43,310
Investment in subsidiaries	—	(966,882)	195,733	671,628	99,521	—
Goodwill	309,703	—	—	—	278,569	31,134
Other intangible assets, net	373,433	—	—	—	366,333	7,100
Intercompany receivables non-current	—	(105,071)	100,066	—	5,005	—
Deferred financing costs, net	14,622	—	—	14,622	—	—
Other long-term assets	4,115	—	—	—	3,344	771

Total assets	$1,441,759	$(1,309,399)	$295,800	$884,148	$1,397,750	$173,460

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$152,052	$—	$—	$—	$119,775.0	$32,277.0
Current maturities of long-term debt	3,176	—	—	3,000	176	—
Related party payables	587	—	17	—	191	379
Intercompany payables - current	—	(237,446)	—	1,317	213,079	23,050
Product returns liability	42,031	—	—	—	41,758	273
Interest payable	13,081	—	—	13,081	—	—
Accrued expenses and other current liabilities	58,665	—	1	800	51,773	6,091

Total current liabilities	269,592	(237,446)	18	18,198	426,752	62,070
Long-term debt, less current maturities	687,860	—	—	687,379	461	20
Long-term related party payables	361	—	—	—	361	—
Pension and other post-retirement liabilities	62,256	—	—	—	61,448	808
Deferred tax liabilities	122,983	—	—	(17,162)	135,140	5,005
Intercompany payables - non-current	—	(105,071)	—	—	100,066	5,005
Other long-term liabilities	2,925	—	—	—	1,894	1,031
Total shareholder’s equity (deficit)	295,782	(966,882)	295,782	195,733	671,628	99,521

Total liabilities and shareholder’s equity (deficit)	$1,441,759	$(1,309,399)	$295,800	$884,148	$1,397,750	$173,460

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended June 30, 2014

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$251,497	$(45,784)	$—	$—	$236,480	$60,801
Cost of sales	211,872	(45,784)	—	(20)	207,245	50,431

Gross profit	39,625	—	—	20	29,235	10,370
Operating expenses
Selling, general and administrative	(16,544)	—	(57)	(88)	(14,406)	(1,993)
Amortization of acquired intangible assets	(5,548)	—	—	—	(5,309)	(239)
Restructuring costs, net	(4,268)	—	—	—	(4,134)	(134)
Trademark impairment loss	(38,000)	—	—	—	(38,000)	—

Operating (loss) income	(24,735)	—	(57)	(68)	(32,614)	8,004
Other expense
Interest (expense) income, net	(14,860)	—	(1,119)	(13,761)	(1)	21
Intercompany interest	—	—	504	5,569	(6,011)	(62)
Miscellaneous, net	(1,463)	—	—	—	(1,530)	67

(Loss) income before income taxes	(41,058)	—	(672)	(8,260)	(40,156)	8,030
Income tax benefit (expense)	15,458	—	(446)	3,257	14,915	(2,268)

Net (loss) income before equity in earnings of subsidiaries	(25,600)	—	(1,118)	(5,003)	(25,241)	5,762
Equity (deficit) in earnings of subsidiaries	—	38,199	(24,482)	(19,479)	5,762	—

Net (loss) income	$(25,600)	$38,199	$(25,600)	$(24,482)	$(19,479)	$5,762

Comprehensive (loss) income	$(24,595)	$34,516	$(20,532)	$(24,598)	$(19,595)	$5,614

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended June 30, 2013

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$252,411	$(33,801)	$—	$—	$237,559	$48,653
Cost of sales	211,605	(33,801)	—	—	202,504	42,902

Gross profit	40,806	—	—	—	35,055	5,751
Operating expenses
Selling, general and administrative	(20,025)	—	—	(1,168)	(17,093)	(1,764)
Amortization of acquired intangible assets	(5,543)	—	—	—	(5,309)	(234)
Restructuring costs, net	(1,789)	—	—	—	(865)	(924)

Operating income (loss)	13,449	—	—	(1,168)	11,788	2,829
Other expense
Interest expense, net	(10,683)	—	—	(13,565)	(4)	2,886
Intercompany interest	—	—	—	5,569	(5,495)	(74)
Miscellaneous, net	674	—	(2)	—	(1,378)	2,054

Income (loss) before income taxes	3,440	—	(2)	(9,164)	4,911	7,695
Income tax (expense) benefit	(1,779)	—	—	3,023	(2,970)	(1,832)

Net income (loss) before equity in earnings of subsidiaries	1,661	—	(2)	(6,141)	1,941	5,863
(Deficit) equity in earnings of subsidiaries	—	(15,330)	1,663	7,804	5,863	—

Net income (loss)	$1,661	$(15,330)	$1,661	$1,663	$7,804	$5,863

Comprehensive income (loss)	$2,188	$7,055	$(21,145)	$2,190	$8,331	$5,757

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Six Months Ended June 30, 2014

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$503,121	$(82,989)	$—	$—	$472,634	$113,476
Cost of sales	430,929	(82,989)	—	(26)	418,663	95,281

Gross profit	72,192	—	—	26	53,971	18,195
Operating expenses
Selling, general and administrative	(34,703)	—	(57)	(270)	(30,516)	(3,860)
Amortization of acquired intangible assets	(11,095)	—	—	—	(10,618)	(477)
Restructuring costs, net	(8,377)	—	—	—	(8,134)	(243)
Trademark impairment loss	(38,000)	—	—	—	(38,000)	—

Operating (loss) income	(19,983)	—	(57)	(244)	(33,297)	13,615
Other expense
Interest (expense) income, net	(33,811)	—	(6,360)	(27,487)	(6)	42
Intercompany interest	—	—	996	11,137	(12,009)	(124)
Miscellaneous, net	(3,021)	—	1	—	(3,096)	74

(Loss) income before income taxes	(56,815)	—	(5,420)	(16,594)	(48,408)	13,607
Income tax benefit (expense)	18,673	—	(23)	6,185	16,291	(3,780)

Net (loss) income before equity in earnings of subsidiaries	(38,142)	—	(5,443)	(10,409)	(32,117)	9,827
Equity (deficit) in earnings of subsidiaries	—	45,162	(32,699)	(22,290)	9,827	—

Net (loss) income	$(38,142)	$45,162	$(38,142)	$(32,699)	$(22,290)	$9,827

Comprehensive (loss) income	$(31,916)	$23,098	$(9,379)	$(32,836)	$(22,427)	$9,628

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Six Months Ended June 30, 2013

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$498,268	$(61,789)	$—	$—	$470,012	$90,045
Cost of sales	418,756	(61,789)	—	—	399,949	80,596

Gross profit	79,512	—	—	—	70,063	9,449
Operating expenses
Selling, general and administrative	(45,328)	—	—	(6,170)	(34,931)	(4,227)
Amortization of acquired intangible assets	(11,087)	—	—	—	(10,619)	(468)
Restructuring costs, net	(2,109)	—	—	—	(909)	(1,200)

Operating income (loss)	20,988	—	—	(6,170)	23,604	3,554
Other expense
Interest expense, net	(24,138)	—	—	(27,047)	(8)	2,917
Intercompany interest	—	—	—	11,137	(10,984)	(153)
Miscellaneous, net	(657)	—	(1)	—	(2,706)	2,050

(Loss) income before income taxes	(3,807)	—	(1)	(22,080)	9,906	8,368
Income tax benefit (expense)	411	—	—	7,734	(4,965)	(2,358)

Net (loss) income before equity in earnings of subsidiaries	(3,396)	—	(1)	(14,346)	4,941	6,010
(Deficit) equity in earnings of subsidiaries	—	(13,566)	(3,395)	10,951	6,010	—

Net (loss) income	$(3,396)	$(13,566)	$(3,396)	$(3,395)	$10,951	$6,010

Comprehensive (loss) income	$(2,372)	$3,100	$(20,845)	$(2,371)	$11,975	$5,769

Condensed Consolidating Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2014

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash (used in) provided by operating activities	$(21,679)	$—	$—	$1,500	$(27,344)	$4,165

Cash flows from investing activities:
Capital expenditures	(21,522)	—	—	—	(17,734)	(3,788)
Proceeds from sale of property, plant and equipment	893	—	—	—	402	491

Net cash used in investing activities	(20,629)	—	—	—	(17,332)	(3,297)
Cash flows from financing activities:
Debt repayments	(1,534)	—	—	(1,500)	(30)	(4)
Intercompany dividends received (paid)	—	—	—	—	5,553	(5,553)

Net cash (used in) provided by financing activities	(1,534)	—	—	(1,500)	5,523	(5,557)
Effect of exchange rate changes on cash	(13)	—	—	—	—	(13)

Net decrease in cash and cash equivalents	(43,855)	—	—	—	(39,153)	(4,702)
Cash and cash equivalents at beginning of period	76,619	—	1	3,026	57,407	16,185

Cash and cash equivalents at end of period	$32,764	$—	$1	$3,026	$18,254	$11,483

Condensed Consolidating Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2013

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash provided by (used in) operating activities	$5,420	$—	$—	$(22,514)	$22,658	$5,276

Cash flows from investing activities:
Capital expenditures	(16,192)	—	—	—	(14,836)	(1,356)
Proceeds from sale of property, plant and equipment	23	—	—	—	4	19

Net cash used in investing activities	(16,169)	—	—	—	(14,832)	(1,337)
Cash flows from financing activities:
Debt repayments	(1,533)	—	—	(1,500)	(32)	(1)
Change in intercompany indebtedness	—	—	—	—	36	(36)

Net cash (used in) provided by financing activities	(1,533)	—	—	(1,500)	4	(37)
Effect of exchange rate changes on cash	2	—	—	—	—	2

Net (decrease) increase in cash and cash equivalents	(12,280)	—	—	(24,014)	7,830	3,904
Cash and cash equivalents at beginning of period	78,917	—	1	61,565	4,921	12,430

Cash and cash equivalents at end of period	$66,637	$—	$1	$37,551	$12,751	$16,334